Financial Instruments and Risk Management (Effect of Derivative Instruments on the Consolidated Statements of Operations Derivatives Not Designated as Hedging Instruments) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 2,173	$ (8,429)	$ 20,740
Foreign currency forward contracts | Other (expense) income, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	2,173	(8,429)	20,740
Cash conversion feature of Cash Convertible Notes | Other (expense) income, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	(667,000)	(176,300)	12,400
Purchased cash convertible note hedge | Other (expense) income, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 667,000	$ 176,300	$ (12,400)